DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Mar. 31, 2026
Description Of Business And Nature Of Operations
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

1.	DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Bluemount Holdings Limited (the “Company”) was incorporated in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands on June 27, 2023. The Company’s registered office is 89 Nexus Way Camana Bay Grand Cayman KY1-9009 Cayman Islands and the principal place of business is at Room 1007, Capital Centre, 151 Gloucester Road, Wanchai, Hong Kong. The principal activity of the Company is investment holding. The principal activities of its subsidiaries are set out in Note 17d to the consolidated financial statements.

The consolidated financial statements are presented in Hong Kong dollars (“HK$”) which is the also functional currency of the Group. All values are rounded to nearest thousands (HK$’000) unless otherwise stated.

The conversion from HK$ into U.S. dollars (“US$”) was made at the exchange rate as of March 31, 2026 on which US$1.00 equaled HK$7.80. The use of US$ is solely for the convenience of the reader.

Details of the shareholding structure of the Company have been disclosed below.

As of March 31, 2025 and 2026, details of the Company and its subsidiaries (together the “Group”) are set out in the table as follows:

	Place of Incorporation / operations	Date of incorporation	Proportion of voting power held by the Company		Principal activities
			2025	2026
Name of the Company
Bluemount Holdings Limited	Cayman Islands	June 27, 2023	N/A	N/A	Investment holding

Name of subsidiaries
Direct:
Bluemount Financial Group Limited	Hong Kong	June 3, 2016	100%	100%	Investment holding
Indirect:
Bluemount Securities Limited	Hong Kong	June 3, 2016	100%	100%	Financial and brokerage services
Bluemount Asset Management Limited (“BAML”)	Hong Kong	June 3, 2016	100%	100%	Wealth and asset management services
Bluemount Capital Limited (Note)	Hong Kong	June 6, 2017	100%	-	Advisory services
Bluemount Commodities Limited	Hong Kong	March 29, 2017	100%	100%	Trading of timepieces and advisory services

Note: Bluemount Capital Limited was disposal to an independent third party on September 9, 2025.

On July 14, 2025, the Company completed its initial public offering on the NASDAQ, issuing 1,375,000 class B ordinary shares at a price of US$4.00 per share. In addition, the Company entered into an underwriting agreement with the underwriter on July 10, 2025, which granted the underwriter a 45-day option to purchase up to an additional 206,250 class B ordinary shares at the public offering price of US$4.00 per share, less underwriting discounts, to cover any over-allotment. Subsequently, on July 28, 2025, the underwriter exercised the over-allotment option partially to purchase an additional 140,000 ordinary shares at the public offering price of US$4.00 per share. The exercise of the over-allotment option closed on July 30, 2025, with gross proceeds totaling US$6,060,000, before deducting underwriting discounts and offering expenses. The ordinary shares began trading on July 11, 2025 on The Nasdaq Capital Market and commenced trading under the ticker symbol “BMHL”.

Reorganization under common control and surrender of shares

Before the group reorganization (the “Group Reorganization”), Bluemount Financial Group Limited was owned 27.45% by Mr. Pan Jiye (“Mr. Pan”) through Bluemount Group Limited, 26.08% by Mr. Yan Ka Him (“Mr. Yan”), 16.47% by Ms. Zhou Qilin (“Ms. Zhou”) and 30.00% by Echo International Holdings Group Limited (“Echo International”).

Pursuant to the Group Reorganization to rationalize the structure of the Company and its subsidiaries in preparation for the listing of the shares, the Company becomes the holding company of Bluemount Financial Group Limited. To prepare for this offering, the Company underwent the reorganization with the following steps:-

Step 1 Transfer of Shares by Mr. Pan

On May 23, 2023, Mr. Pan transferred all his shares in Bluemount Financial Group Limited to Bluemount Group Limited, a company wholly owned by him.

Step 2 Incorporation of Bluemount Holdings Limited

Bluemount Holdings Limited was incorporated under the laws of the Cayman Islands on June 27, 2023 as an exempted company with limited liability, with the intention to become our ultimate holding company and the issuer of this offering. The authorized share capital of Bluemount Holdings was 50,000,000 divided into 50,000,000 shares each with a par value of US$0.0001. Upon incorporation, Ogier Global Subscriber (Cayman) Limited being the initial subscriber of Bluemount Holdings Limited, held the first fully paid subscriber’s share which was then transferred to Mr. Pan on August 3, 2023.

On December 18, 2023, the Board of Directors of the Company passed a resolution to cancel the 1 ordinary share and issue 1 Class A ordinary share to Mr. Pan.

Step 3 Incorporation of WI Holdings limited

In June 2023, WI Holdings Limited was incorporated under the laws of the British Virgin Islands with the intention to become the holding vehicle for Ms. Zhou’s shares.

Step 4 Incorporation of Yes & Right Investment Limited

In January 2024, Yes & Right Investment Limited was incorporated under the laws of the British Virgin Islands with the intention to become the holding vehicle for Mr. Yan’s shares.

Step 5 Hong Kong Securities and Futures Commission (“HKSFC”) approval

The Company applied to HKSFC for approval for adding the Company as a new (indirect) substantial shareholder of the licensed companies, Bluemount Securities Limited and BAML. The approval was granted on November 27, 2023.

Step 6 Share Swap

Pursuant to the terms of a share swap agreement, Echo International, Ms. Zhou, Mr. Yan and Bluemount Group Limited sold their shares in Bluemount Financial Group Limited to Bluemount Holdings Limited, and in return, accepted the allotment of corresponding numbers of shares by Bluemount Holdings Limited. As a result, Bluemount Holdings Limited became the new holding company of the Group’s business in the corporate structure on January 16, 2024.

Step 7 Shares transfer and Notifications

On February 26, 2024, the transfer of shares from Ms. Zhou to WI Holdings Limited was completed.

On March 11, 2024, Mr. Yan transferred his shares to Yes & Right Investment Limited.

In March 2024, the Group informed the HKSFC of intention to include Yes & Right Investment Limited and WI Holdings Limited as new (indirect) shareholders of the aforesaid mentioned licensed companies.

Following the Group Reorganization, the Company owned 100% of Bluemount Financial Group Limited and the Company was owned 27.45% Mr. Pan through Bluemount Group Limited, 26.08% by Mr. Yan through Yes & Right Investment Limited, 16.47% by Ms. Zhou through WI Holdings Limited and 30.00% by Echo International, which were the same group of shareholders of Bluemount Financial Group Limited prior to the Group Reorganization.

The Company, together with its wholly-owned subsidiaries, is effectively controlled by the same shareholders, i.e., ultimately held 27.45% by Mr. Pan, 26.08% by Mr. Yan, 16.47% by Ms. Zhou and 30.00% by Echo International, before and after the Group Reorganization and therefore the Group Reorganization is considered as a reverse recapitalization of entities under common control. The consolidation of the Company and its subsidiary has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The consolidated statements of profit or loss and other comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows statements are prepared as if the current group structure had been in existence throughout the year March 31, 2024, or since the respective dates of incorporation/establishment of the relevant entity. The consolidated financial position as of March 31, 2024 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as at the relevant date of financial position as if the current group structure had been in existence at those dates.

On May 14, 2024, Bluemount Group Limited sold and transferred 1,127,505 shares (being 4.9% shareholder) of Bluemount Holdings Limited to Lissington Limited with nil consideration, Yes & Right Investment Limited sold and transferred 1,127,505 shares (being 4.9% shareholding) of Bluemount Holding Limited to Mr. Wei Chieh Huang, with nil consideration and WI Holdings Limited sold and transferred 1,127,505 shares (being 4.9% shareholding) of Bluemount Holdings Limited to Be Good Investment Holdings Limited with nil consideration.

On February 25, 2025, the Company issued a total of 25,000,000 Class B Ordinary Shares with a par value of US$0.0001 per share. These shares were issued to the existing shareholders on a pro-rata basis, in accordance with their respective shareholdings in Class A Ordinary Shares, at a consideration equal to their par value.

On May 20, 2025, the shareholders proposed to surrender both Class A and Class B Ordinary Shares with a par value of US$0.0001 to the Company with nil consideration. Specifically, Echo International proposed to surrender 3,451,545 Class A Ordinary Shares and 3,750,000 Class B Ordinary Shares; Bluemount Group Limited proposed to surrender 2,594,524 Class A Ordinary Shares and 2,818,873 Class B Ordinary Shares; Yes & Right Investment Limited proposed to surrender 2,436,610 Class A Ordinary Shares and 2,647,304 Class B Ordinary Shares; WI Holdings Limited proposed to surrender 1,331,214 Class A Ordinary Shares and 1,446,324 Class B Ordinary Shares; Be Good Investment Holdings Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; Lissington Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; and Mr. Wei Chieh Huang proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares.

Pursuant to resolutions passed by the Board of Directors on May 20, 2025, the Company approved the surrender and immediate cancellation of the aforementioned Class A and Class B Ordinary Shares. The share capital of the Company was reduced accordingly.

The above-mentioned share transfers, issuance of Class B Ordinary Shares, and the subsequent surrender and cancellation of both Class A and Class B Ordinary Shares have been accounted for on a retroactive basis and reflected in the comparative financial information presented in these consolidated financial statements.